STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2023
SCHEDULE OF FAIR VALUE ASSUMPTIONS

The Company utilizes the Black-Scholes model to value its warrants. The Company utilized the following assumptions for the warrants issued for the year ended December 31, 2022:

For the Year Ended December 31, 2022
Expected term	5 years
Expected average volatility	328% - 339%
Expected dividend yield	-
Risk-free interest rate	1.76% - 2.89%

SUMMARY OF WARRANT ACTIVITY

The following is a summary of warrant activity for the year ended December 31, 2023:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding, December 31, 2022	70,000	$10.00	4.70	$-
Granted	8,625	10.00	-	-
Forfeited	-	-	-	-
Exercised	(78,625)	10.00	-	-
Outstanding, December 31, 2023	-	$-	-	$-
Exercisable, December 31, 2023	-	$-	-	$-

The following is a summary of warrant activity for the year ended December 31, 2022:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding, December 31, 2021	5,425	$10.00	3.98	$-
Granted	88,375	10.00	4.74	-
Forfeited	(23,800)	-	-	-
Exercised	-	-	-	-
Outstanding, December 31, 2022	70,000	$10.00	4.70	$-
Exercisable, December 31, 2022	70,000	$10.00	4.70	$-

Consultant [Member]
SCHEDULE OF FAIR VALUE ASSUMPTIONS
For the Year Ended December 31, 2022
Expected term	5 years
Expected average volatility	328% - 339%
Expected dividend yield	-
Risk-free interest rate	1.76% - 2.89%